Stock-Based Compensation (Tables)	12 Months Ended
Sep. 30, 2012
Stock Based Compensation [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]

	January 2011	April 2011	September 2011	September 2012	September 2012
Shares of restricted stock	3,008	4,150	2,000	4,519	1,500
Grant date fair value per share	$9.20	$8.66	$8.10	$8.04	$8.00
Number of stock options	—	8,300	6,000	16,000	6,000
Exercise price	$—	$8.66	$8.10	$8.04	$8.00
Fair value per option	$—	$4.05	$3.55	$4.85	$4.72
Risk free interest rate	—%	3.39%	2.03%	1.62%	1.69%
Volatility factor	—%	37.1%	39.1%	61.2%	58.8%
Expected life	—	7 years	7 years	7 years	7 years
Dividends	—	none	none	none	none

Summary of Non-Vested Restricted Shares [Table Text Block]

	Restricted Shares	Weighted Average Grant Date Fair Value
Non-vested at October 1, 2010	42,571	$9.76
Granted	9,158	$8.72
Vested	(13,370)	$9.89

Non-vested at September 30, 2011	38,359	$9.46
Forfeited	(822)	$10.12
Granted	6,019	8.03
Vested	(15,301)	$9.74

Non-vested at September 30, 2012	28,255	$8.99

Summary of Stock Option Activity [Table Text Block]

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance at October 1, 2010	166,454	$9.92	7.4 years
Granted	14,300	$8.42	10.0 years
Forfeited	(6,000)	10.12	10.0 years

Balance at September 30, 2011	174,754	$9.78	6.6 years

Granted	22,000	8.03	10.0 years
Forfeited	(10,275)	$10.12	5.2 years

Balance at September 30, 2012	186,479	$9.56	6.2 years

Exercisable at September 30, 2012	117,283	$10.07	5.4 years